Impairments (Tables)	12 Months Ended
Dec. 31, 2025
Impairment Of Assets [Abstract]
Schedule of net impairments/(reversal of impairments)

Net impairments/(reversal of impairments)
	Full year
(in USD million)	2025	2024	2023

Property, plant and equipment	728	(120)	641
Intangible assets	603	265	—
Assets classified as held for sale	850	—	310
Equity accounted investments	2	6	309
Other	298	—	—

Total net impairments/(reversals) excluding exploration expenses	2,481	151	1,260

Schedule of carrying amount after impairment	The table below describes, per
area, the Producing and development assets being impaired/(reversed), net impairment/(reversal), and the carrying amount after impairment.

	At 31 December 2025		At 31 December 2024		At 31 December 2023
(in USD million)	Carrying amount after impairment	Net impairment loss/ (reversal)	Carrying amount after impairment	Net impairment/ (reversal)	Carrying amount after impairment	Net impairment/ (reversal)

Exploration & Production Norway	1,505	173	117	64	886	588
Exploration & Production Brazil	—	200	—	—	—	—
Exploration & Production USA - offshore	1,315	385	—	—	1,165	(290)
Europe and Asia	—	651	—	—	—	310
Marketing, Midstream & Processing	1,591	(283)	95	(158)	949	343
Renewables USA - offshore	3,337	1,101	82	50	134	300
Renewables - other	552	254	821	221	—	—
Other	—	—	23	(26)	112	10

Total	8,300	2,481	1,138	151	3,245	1,261

Schedule of impairment assumptions	The main price assumptions
applied in impairment and impairment reversal assessments are disclosed in the table below as price-points on price curves. Previous price-points applied from the second quarter of 2024 and up to and including the second quarter of 2025 are provided in brackets.

Year
Prices in real terms1)	2030		2040		2050

Brent Blend (USD/bbl)	75	(80)	75	(75)	72	(70)
European gas (USD/MMBtu) - TTF	7.8	(8.3)	9.4	(9.5)	10.5	(9.5)
Henry Hub (USD/MMBtu)	4.3	(4.3)	4.3	(4.5)	5.3	(4.5)
Electricity Germany (EUR/MWh)	72	(71)	76	(74)	76	(74)
EU ETS (EUR/tonne)	103	(101)	139	(136)	169	(165)

1) Basis year 2025. The prices in the table are price-points on price-curves.